May 28, 2004

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549-1004

ATTN.:   Mr. Keith O' Connell
         Document Control - EDGAR

RE:      AXP Growth Series, Inc.
            AXP Quantitative Large Cap Equity Fund
         Post-Effective Amendment No. 78
         File No. 2-38355/811-2111

Dear Mr. O'Connell:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Class I Supplement for AXP Quantitative Large Cap Equity Fund prospectus and statement of additional information does not differ from that contained in the Registrant's Post-Effective Amendment No. 78 (Amendment). This Amendment was filed electronically on May 26, 2004.

If you have any questions regarding this filing, please contact me at (612) 671-7981 or Heidi Brommer at (612) 671-2403.


Sincerely,




/s/ H. Bernt von Ohlen
-----------------------
    H. Bernt von Ohlen
    Vice President and Group Counsel
    American Express Financial Corporation